Dividends	12 Months Ended
Oct. 31, 2019
Dividends [Abstract]
Dividends
8 Dividends

	12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
Equity - ordinary	$m	$m	$m
Final paid 58.33 cents (2018: 58.33 cents, 2017: 49.74 cents) per ordinary share	240.7	133.9	111.0
First Interim paid 58.33 cents (2018: 34.60 cents; 2017: 29.73 cents) per ordinary share	198.5	156.2	66.5
Second Interim paid nil cents (2018: 58.33 cents; 2017: nil cents) per ordinary share	-	252.1	-
	439.2	542.2	177.5

The directors announced a final dividend of 58.33 cents per share payable on May 7, 2020 to shareholders who are registered at April 14, 2020. This final dividend, amounting to $194.5m, has not been recognized, as a liability as at October 31, 2019.